Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 769		₨ 808
Raw materials and components			1
Finished goods and traded goods	2,601		3,106
Inventories	₨ 3,370	$ 52	₨ 3,915